Segment information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Segment information
32.	Segment information

For management purposes, the Group is organized into business units based on their products and services, and has two reportable operating segments as follows:

•	Yuchai primarily conducts manufacturing and sale of diesel engines which are mainly distributed in the PRC market.

•	HLGE is engaged in hospitality and property development activities conducted mainly in the PRC and Malaysia. HLGE is listed on the Main Board of the Singapore Exchange.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Year ended December 31, 2015	Yuchai	HLGE	Corporate		Eliminations	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000

Revenue
Total external revenue	13,671,931	61,506	—		—	13,733,437

Results
Interest income	35,557	1,415	10,003		(5,661)	41,314
Interest expense	(110,618)	(7,595)	(435)		5,661	(112,987)
Impairment of property, plant and equipment	(2,873)	—	—		—	(2,873)
Impairment of technology development cost	(26,700)	—	—		—	(26,700)
Staff severance cost	(8,385)	—	—		—	(8,385)
Depreciation and amortization	(458,759)	(10,458)	(218)		—	(469,435)
Share of (loss)/profit of associates and joint ventures, net of tax	(10,230)	7,539	—		—	(2,691)
Income tax expense	(161,731)	(2,491)	(12,596	)(1)	—	(176,818)

Segment profit after income tax	583,115	6,473	(80,268)		—	509,320

Year ended December 31, 2016	Yuchai	HLGE	Corporate		Eliminations	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000

Revenue
Total external revenue	13,598,487	66,353	—		—	13,664,840

Results
Interest income	51,235	1,919	10,080		(6,251)	56,983
Interest expense	(73,028)	(7,706)	(648)		6,251	(75,131)
Impairment of property, plant and equipment	(3,297)	—	—		—	(3,297)
Staff severance costs	(12,864)	—	—		—	(12,864)
Depreciation and amortization	(467,177)	(10,744)	(239)		—	(478,160)
Share of profit/(loss) of associates and joint ventures, net of tax	112	(3,724)	—		—	(3,612)
Income tax expense	(141,272)	(2,281)	(16,717	)(1)	—	(160,270)
Segment profit after income tax	765,039	(4,548)	(36,883)		—	723,608

Total assets	17,537,583	449,994	2,111,248		(1,502,319)	18,596,506

Total liabilities	(8,419,018)	(369,124)	(151,472)		328,920	(8,610,694)

Other disclosures
Investment in joint ventures	173,781	2,570	—		—	176,351
Capital expenditure	282,284	2,623	86		—	284,993

Year ended December 31, 2017	Yuchai	HLGE	Corporate		Eliminations	Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000		RMB’000	RMB’000	US$’000

Revenue
Total external revenue	16,165,245	57,197	—		—	16,222,442	2,563,030

Results
Interest income	94,760	1,803	11,833		(2,975)	105,421	16,656
Interest expense	(94,794)	(3,983)	(270)		2,975	(96,072)	(15,179)
Gain on disposal of intangible assets	115,235	—	—		—	115,235	18,206
Gain on disposal of subsidiaries	—	216,115	—		—	216,115	34,145
Gain on disposal of joint venture	—	107,976	—		—	107,976	17,059
Impairment of property, plant and equipment	(20,845)	—	—		—	(20,845)	(3,293)
Impairment of technology development cost	(40,000)	—	—		—	(40,000)	(6,320)
Staff severance cost	(107,732)	—	—		—	(107,732)	(17,021)
Depreciation and amortization	(433,921)	(9,990)	(270)		—	(444,181)	(70,177)
Share of profit of associates and joint venture	9,255	799	—		—	10,054	1,589
Income tax expense	(190,573)	(461)	(29,133	)(1)	—	(220,167)	(34,785)

Segment profit after tax	1,089,233	322,481	(6,644)		—	1,405,070	221,991

Total assets	19,623,882	451,096	2,444,012		(1,503,931)	21,015,059	3,320,229

Total liabilities	(9,840,265)	(66,920)	(128,591	)(2)	(7)	(10,035,783)	(1,585,582)

Other disclosures
Investment in joint ventures	193,476	2,626	—		—	196,102	30,983
Capital expenditure	259,068	975	1,390		—	261,433	41,305

Note:

(1)	This relates mainly to the withholding tax provisions for dividends from Yuchai.
(2)	Included here are mainly the cumulative withholding tax provision for dividends that are expected to be paid from income earned after December 31, 2007 by Yuchai.

Geographic information

Revenue from external customers:

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

People’s Republic of China	13,630,979	13,508,721	16,116,356	2,546,269
Other countries	102,458	156,119	106,086	16,761

	13,733,437	13,664,840	16,222,442	2,563,030

The revenue information above is based on the location of the customer.

Revenue from one customer group amounted to RMB 4,839,617 (US$764,625) (2016: RMB 3,580,856; 2015: RMB 2,900,332), arising from sales by Yuchai segment.

Non-current assets

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

People’s Republic of China	4,893,338	4,524,988	714,916
Other countries	95,430	94,779	14,974

	4,988,768	4,619,767	729,890

Non-current assets for this purpose consist of property, plant and equipment, prepaid operating leases, investment in joint ventures and associates, investment property, intangible asset and goodwill.